Share-Based Payment (Schedule of Black-Scholes Options Pricing Model) (Details) - yr	1 Months Ended	12 Months Ended
	Mar. 18, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield	33.00%	0.00%	0.00%	0.00%
Expected volatility		0.428%	0.384%	0.342%
Risk-free interest		1.73%	2.67%	1.34%
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (in years)		2	2	2
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life (in years)		3	3	3